Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of reconciliation of changes in intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2017	41,603	2,580	1,828	46,011
Additions – separately acquired	397	7	37	441
Disposals	(249)	(67)	(62)	(378)
Exchange and other adjustments	1,162	116	108	1,386
At 31 December 2017	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 18)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Amortisation and impairment losses
At 1 January 2017	15,095	1,836	1,494	18,425
Amortisation for year	1,627	118	84	1,829
Impairment	488	–	3	491
Disposals	(19)	–	(52)	(71)
Exchange and other adjustments	467	50	81	598
At 31 December 2017	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment	683	–	–	683
Transferred to assets held for sale (Note 18)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment	1,031	–	2	1,033
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Net book value
At 31 December 2017	25,255	632	301	26,188
At 31 December 2018	21,229	491	239	21,959
At 31 December 2019	20,049	552	232	20,833

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2017
Cost of sales	149	–	–	149
Research and development expense	–	43	–	43
Selling, general and administrative costs	1,478	30	84	1,592
Other operating income and expense	–	45	–	45
Total	1,627	118	84	1,829
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2017
Research and development expense	101	–	–	101
Selling, general and administrative costs	387	–	3	390
Total	488	–	3	491
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative costs	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	6,263	13 years
Intangible assets arising from the acquisition of ZS Pharma	2,794	13 years
Farxiga/Forxiga intangible assets acquired from BMS	980	7 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	928	2 to 11 years
RSV franchise assets arising from the acquisition of MedImmune	917	6 years
Bydureon intangible assets acquired from BMS	747	11 years
Intangible assets arising from the acquisition of Pearl Therapeutics	748	9 to 11 years
Other diabetes intangible assets acquired from BMS	507	3 to 6 years
Onglyza intangible assets acquired from BMS	566	4 years
Respiratory intangible assets acquired from Almirall and Actavis	706	7 to 19 years
Intangible assets acquired from Daiichi Sankyo[1]	1,709	Not amortised
Roxadustat intangible assets acquired from FibroGen[1]	340	Not amortised
[1]	Assets in development are not amortised but are tested annually for impairment.